RECEIVABLES & PAYABLES WITH BROKER DEALERS AND CLEARING ORGANIZATION (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Sep. 30, 2024
Receivable from Broker-Dealer and Clearing Organization
Due from clearing organizations, net	$ 1,094,453
Fails to deliver and receive	238,853
Total receivables	1,333,306	$ 1,917,175
Broker-Dealer, Payable to Other Broker-Dealer and Clearing Organization
Due from clearing organizations, net	3,003
Fails to deliver and receive	1,912
Total payables	4,915	$ 20,238
Losses on receivables from broker dealers or clearing organizations	$ 0